Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade and other receivables	$ 10.2	$ 0.2
Current investments		10.0
Subscription investment		$ 8.7